Fair Value Measurements - Changes in balances of Level 3 financial assets carried at fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	$ 1,263	$ 1,017	$ 688
Total realized/unrealized gains (losses) included in Net income	(19)	(9)	9
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	10	(23)	16
Purchases and issuances	245	391	217
Sales and settlements	(126)	(122)	(104)
Transfer into Level 3	109	89	307
Transfer out of Level 3	(105)	(80)	(116)
Financial assets, Ending Balance	1,377	1,263	1,017
Total fixed maturities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	1,180	970	680
Total realized/unrealized gains (losses) included in Net income	(13)	(6)	8
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	(13)	(17)	15
Purchases and issuances	217	340	186
Sales and settlements	(111)	(122)	(104)
Transfer into Level 3	100	89	295
Transfer out of Level 3	(93)	(74)	(110)
Financial assets, Ending Balance	1,267	1,180	970
U.S. government agency
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	15	15	15
Total realized/unrealized gains (losses) included in Net income	(7)	0	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0	0	0
Purchases and issuances	0	0	0
Sales and settlements	0	0	0
Transfer into Level 3	0	0	0
Transfer out of Level 3	0	0	0
Financial assets, Ending Balance	8	15	15
States, municipalities and political subdivisions
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	32	24	20
Total realized/unrealized gains (losses) included in Net income	0	0	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	(3)	0	1
Purchases and issuances	47	9	0
Sales and settlements	(1)	(1)	0
Transfer into Level 3	0	0	3
Transfer out of Level 3	0	0	0
Financial assets, Ending Balance	75	32	24
Residential MBS
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	184	235	267
Total realized/unrealized gains (losses) included in Net income	(3)	(2)	4
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	(2)	(2)	3
Purchases and issuances	6	0	10
Sales and settlements	(26)	(32)	(27)
Transfer into Level 3	29	48	62
Transfer out of Level 3	(40)	(63)	(84)
Financial assets, Ending Balance	148	184	235
Commercial MBS
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	36	37	24
Total realized/unrealized gains (losses) included in Net income	(1)	(1)	(1)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0	(1)	0
Purchases and issuances	0	0	0
Sales and settlements	(6)	(2)	0
Transfer into Level 3	0	4	14
Transfer out of Level 3	(4)	(1)	0
Financial assets, Ending Balance	25	36	37
Asset-backed securities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	333	175	62
Total realized/unrealized gains (losses) included in Net income	(1)	1	2
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	1	(5)	(2)
Purchases and issuances	30	184	88
Sales and settlements	(20)	(40)	(17)
Transfer into Level 3	49	28	65
Transfer out of Level 3	(33)	(10)	(23)
Financial assets, Ending Balance	359	333	175
Corporate and other
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	580	484	292
Total realized/unrealized gains (losses) included in Net income	(1)	(4)	3
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	(9)	(9)	13
Purchases and issuances	134	147	88
Sales and settlements	(58)	(47)	(60)
Transfer into Level 3	22	9	151
Transfer out of Level 3	(16)	0	(3)
Financial assets, Ending Balance	652	580	484
Equity securities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	83	47	8
Total realized/unrealized gains (losses) included in Net income	(6)	(3)	1
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	23	(6)	1
Purchases and issuances	28	51	31
Sales and settlements	(15)	0	0
Transfer into Level 3	9	0	12
Transfer out of Level 3	(12)	(6)	(6)
Financial assets, Ending Balance	$ 110	$ 83	$ 47